AST AB GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.8%
Asset-Backed Securities — 5.0%
Cayman Islands — 3.8%
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.017%(c)	04/26/31	1,250	$ 1,240,039
Greywolf CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.436%(c)	01/27/31	1,674	1,664,277
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	1,205	1,187,075
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
3.897%(c)	04/26/31	1,380	1,358,112
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.443%(c)	10/19/28	4,830	4,820,190
Marble Point CLO Ltd.,
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.480%(c)	12/18/30	3,690	3,675,705
Octagon Loan Funding Ltd.,
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.304%(c)	11/18/31	2,280	2,272,671
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.323%(c)	04/15/31	4,210	4,160,048
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
3.373%(c)	01/17/31	1,774	1,755,106
Rockford Tower CLO Ltd.,
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.468%(c)	10/20/30	3,612	3,605,158
Romark CLO Ltd.,
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.529%(c)	07/15/32	3,625	3,620,897
Sound Point CLO Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	04/15/31	6,035	5,951,888
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.443%(c)	01/15/31	4,147	4,125,774
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.586%(c)	11/20/30	1,500	1,466,548
			40,903,488
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States — 1.2%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$ 527,532
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	731,972
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,225	3,396,116
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	1,938	1,940,721
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 2.000%)
3.975%(c)	01/17/38	2,057	2,062,481
SoFi Consumer Loan Program LLC,
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	2,521	2,607,500
Series 2017-02, Class A, 144A
3.280%	02/25/26	444	447,764
Series 2018-01, Class B, 144A
3.650%	02/25/27	825	844,506
			12,558,592

Total Asset-Backed Securities (cost $53,460,557)			53,462,080
Commercial Mortgage-Backed Securities — 2.1%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	1,588	1,698,110
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.028%(c)	05/15/35	1,765	1,762,789
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.278%(c)	07/15/35	2,010	2,010,030
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
3.550%(c)	08/15/36	1,110	1,106,533
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
3.115%(c)	09/15/37	1,615	1,613,668
Citigroup Commercial Mortgage Trust,
Series 2015-SHP02, Class E, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
6.378%(c)	07/15/27	695	696,184
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.218%(cc)	03/10/46	1,120	1,133,911
Series 2013-CR10, Class D, 144A
4.949%(cc)	08/10/46	1,185	1,224,216
A1

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-LC06, Class D, 144A
4.404%(cc)	01/10/46		2,330	$ 2,389,178
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.050%)
3.087%(c)	11/19/35		2,705	2,705,251
GS Mortgage Securities Corp. Trust,
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
4.090%(c)	08/15/32		760	760,001
GS Mortgage Securities Trust,
Series 2012-GC06, Class D, 144A
5.840%(cc)	01/10/45		309	319,212
Series 2013-G01, Class A1, 144A
2.059%	04/10/31		239	238,134
Series 2014-GC22, Class D, 144A
4.847%(cc)	06/10/47		350	343,590
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.303%(cc)	06/15/45		669	646,132
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39		883	514,291
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
3.762%(c)	11/15/26		1,450	1,431,144
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.248%(c)	11/15/27		1,087	1,085,857
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		652	613,454

Total Commercial Mortgage-Backed Securities (cost $21,841,363)				22,291,685
Corporate Bonds — 30.1%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	889	1,078,877
Sub. Notes, 144A
4.400%	05/19/26		400	428,422
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	1,654	1,847,443
3.000%	05/03/22	EUR	509	603,826
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	1,579	1,769,734
				5,728,302
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.550%	01/23/49		1,285	$ 1,681,700
Brazil — 0.2%
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23		407	407,615
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24		296	323,750
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26		424	441,045
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42(d)		1,850	185,018
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24		908	977,244
				2,334,672
Canada — 0.5%
Canadian Imperial Bank of Commerce,
Covered Bonds
0.000%	07/25/22	EUR	3,427	3,777,206
Leisureworld Senior Care LP,
Sr. Sec’d. Notes, Series B
3.474%	02/03/21	CAD	1,389	1,063,245
				4,840,451
China — 0.2%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, 144A, MTN
2.250%	05/04/20		2,525	2,523,965
Denmark — 0.8%
Danske Bank A/S,
Covered Bonds, EMTN
0.125%	02/14/22	EUR	3,400	3,753,465
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	1,416	1,634,267
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		1,573	1,585,640
5.375%	01/12/24		1,570	1,724,537
				8,697,909
Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		1,093	1,145,429
France — 2.0%
BNP Paribas SA,
Sub. Notes, 144A, MTN
4.375%	09/28/25		3,952	4,200,393
4.375%	05/12/26		1,205	1,284,616

A2

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		852	$ 932,945
Sub. Notes, 144A, MTN
5.700%	10/22/23		567	624,081
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27	EUR	1,100	1,525,725
CNP Assurances,
Sub. Notes
4.250%(ff)	06/05/45	EUR	2,400	3,004,129
4.500%(ff)	06/10/47	EUR	400	517,944
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	2,400	3,134,635
Credit Agricole SA,
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	1,348	1,586,675
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24		268	275,870
3.375%	01/10/22		440	449,823
4.125%	01/10/27		623	675,436
Europcar Mobility Group,
Sr. Unsec’d. Notes, 144A
4.000%	04/30/26	EUR	369	409,230
Loxam SAS,
Sr. Sub Notes
4.250%	04/15/24	EUR	279	315,120
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—(rr)	EUR	841	980,370
Sub. Notes, 144A
4.250%	08/19/26		200	209,460
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN
0.314%	10/04/23	EUR	1,000	1,105,033
				21,231,485
Germany — 0.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
Sub. Notes
3.250%(ff)	05/26/49	EUR	2,500	3,235,677
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	285,532
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,200	2,466,081
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	1,230	1,457,238
				7,444,528
India — 0.5%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		1,868	1,909,133
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
India (cont’d.)
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22		1,935	$ 1,979,449
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		1,135	1,161,968
				5,050,550
Ireland — 0.8%
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		2,511	2,655,359
Allied Irish Banks PLC,
Jr. Sub. Notes, EMTN
7.375%(ff)	—(rr)	EUR	506	585,212
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		3,575	3,743,224
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26	EUR	1,705	2,044,201
				9,027,996
Italy — 1.0%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	1,095	1,433,937
Enel Finance International NV,
Gtd. Notes, 144A
4.250%	09/14/23		2,063	2,190,941
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)		1,483	1,627,289
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		2,475	2,484,593
Sub. Notes, 144A, MTN
5.017%	06/26/24		1,042	1,072,260
UniCredit SpA,
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22		1,801	1,841,644
				10,650,664
Japan — 0.2%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23		2,341	2,521,189
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,064	1,110,559
Kuwait — 0.2%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22		2,611	2,621,705

A3

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico — 0.1%
Petroleos Mexicanos,
Gtd. Notes, 144A
6.840%	01/23/30		977	$ 1,012,074
Netherlands — 1.3%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.750%(ff)	—(rr)	EUR	1,600	1,819,146
5.750%(ff)	—(rr)	EUR	1,700	1,913,302
Sub. Notes
4.750%	07/28/25		359	386,279
ASR Nederland NV,
Sub. Notes
5.125%(ff)	09/29/45	EUR	2,368	3,068,166
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		1,838	1,984,968
Jr. Sub. Notes
4.625%(ff)	—(rr)	EUR	1,800	2,129,065
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	—(rr)		203	213,109
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	1,020	1,168,726
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		50	64,549
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.875%	06/18/26		1,079	1,136,305
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		306	321,667
				14,205,282
Norway — 0.2%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
2.750%	03/21/22	EUR	1,555	1,829,276
Saudi Arabia — 0.3%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23		1,486	1,562,187
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		1,280	1,294,304
3.500%	04/16/29		311	324,498
				3,180,989
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	205,361
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
South Africa (cont’d.)
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24		546	$ 576,876
				782,237
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—(a)(rr)	EUR	1,400	1,598,790
6.500%(ff)	—(rr)		400	407,200
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	1,900	2,128,398
Banco Santander SA,
Jr. Sub. Notes
6.250%(ff)	—(rr)	EUR	1,100	1,264,887
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	1,000	1,134,601
2.375%	02/01/24	EUR	1,100	1,291,760
				7,825,636
Supranational Bank — 0.9%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.250%	05/12/25	SEK	88,270	9,577,479
Sweden — 0.5%
Nordea Hypotek AB,
Covered Bonds, Series 5534
1.000%	09/18/24	SEK	48,600	5,148,927
Switzerland — 1.9%
Credit Suisse AG,
Covered Bonds, EMTN
0.750%	09/17/21	EUR	3,365	3,750,293
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—(rr)		1,696	1,793,520
Sr. Unsec’d. Notes
2.125%(ff)	09/12/25	GBP	1,551	1,933,903
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23		1,343	1,402,599
4.550%	04/17/26		935	1,026,658
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.875%	09/13/23	EUR	1,645	1,887,568
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27(a)		700	719,515
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22	EUR	1,619	1,961,262
Covered Bonds, EMTN
1.375%	04/16/21	EUR	1,490	1,668,774
Sub. Notes
7.625%	08/17/22		1,470	1,659,189

A4

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
UBS Group Funding Switzerland AG,
Gtd. Notes
6.875%(ff)	—(rr)		1,783	$ 1,849,862
7.125%(ff)	—(rr)		214	224,433
				19,877,576
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR	729	799,333
United Kingdom — 3.2%
Aviva PLC,
Sub. Notes, EMTN
3.375%(ff)	12/04/45	EUR	938	1,106,412
6.125%(ff)	07/05/43	EUR	1,018	1,297,128
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		1,435	1,459,359
Sr. Unsec’d. Notes, EMTN
2.375%(ff)	10/06/23	GBP	530	657,109
Sub. Notes
5.088%(ff)	06/20/30		2,152	2,243,877
BAT Capital Corp.,
Gtd. Notes
3.215%	09/06/26		3,096	3,056,981
HSBC Holdings PLC,
Jr. Sub. Notes, EMTN
4.750%(ff)	—(rr)	EUR	1,584	1,827,912
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26		1,222	1,310,367
Sub. Notes
4.250%	03/14/24		900	946,983
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23		293	307,222
4.375%	03/22/28		341	370,839
4.450%	05/08/25		595	640,348
Sub. Notes
4.500%	11/04/24		1,193	1,245,449
4.582%	12/10/25		1,455	1,528,079
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		1,330	1,362,440
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		1,458	1,555,030
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
4.424%(c)	—(rr)		900	847,557
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		1,597	1,710,767
Sub. Notes, 144A, MTN
4.750%	09/15/25		1,001	1,043,371
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	1,558	1,736,843
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
4.250%	04/12/21	EUR	1,450	$ 1,692,628
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
3.776%(c)	—(rr)		1,900	1,529,975
Sr. Unsec’d. Notes, 144A
2.744%(ff)	09/10/22		1,365	1,366,406
3.785%(ff)	05/21/25		2,133	2,201,889
Sub. Notes, 144A
3.950%	01/11/23		243	249,044
5.200%	01/26/24		340	365,769
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.250%	09/17/50		913	929,972
				34,589,756
United States — 12.8%
3M Co.,
Sr. Unsec’d. Notes
3.250%	08/26/49		1,635	1,639,864
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		1,592	2,372,080
Allergan Funding SCS,
Gtd. Notes
2.625%	11/15/28	EUR	420	524,743
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25	EUR	3,030	3,440,225
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		1,420	1,662,575
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)		1,480	1,300,550
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	734	860,891
3.400%	05/15/25		2,518	2,627,142
3.550%	06/01/24		813	850,116
4.125%	02/17/26		652	704,305
4.550%	03/09/49		1,540	1,664,725
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		1,690	1,701,017
Bank of America Corp.,
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.526%(c)	—(rr)		226	226,294
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)		1,011	1,124,737
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	1,960	2,363,417
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.300%	05/30/25	EUR	920	1,058,788
Sr. Unsec’d. Notes, EMTN
0.400%	05/15/24	EUR	2,466	2,715,501

A5

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		395	$ 403,931
3.875%	01/15/27		1,050	1,054,431
Broadcom, Inc.,
Gtd. Notes, 144A
3.625%	10/15/24		1,510	1,535,283
4.250%	04/15/26		1,113	1,149,626
Capital One Financial Corp.,
Sr. Unsec’d. Notes
0.800%	06/12/24	EUR	709	787,295
1.650%	06/12/29	EUR	1,409	1,602,827
CBS Corp.,
Gtd. Notes
4.000%	01/15/26		283	301,660
4.200%	06/01/29(a)		1,508	1,636,308
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		2,305	2,528,482
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes
4.930%	12/30/25^		4,200	4,200,000
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27	EUR	726	816,610
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)		1,334	1,362,121
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	1,054	1,180,112
Comcast Corp.,
Gtd. Notes
3.999%	11/01/49		980	1,088,400
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		710	730,413
6.000%	03/01/26		990	1,024,452
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		918	922,213
4.100%	03/25/25		2,025	2,163,641
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		245	275,522
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	1,306	1,425,519
DH Europe Finance SA,
Gtd. Notes
2.500%	07/08/25	EUR	100	123,473
Energy Transfer Operating LP,
Gtd. Notes
4.250%	03/15/23		1,515	1,582,816
4.500%	04/15/24		674	718,444
4.900%	02/01/24		365	393,109
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	722	$ 815,951
2.875%	02/01/26	EUR	774	878,267
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.500%	05/21/27	EUR	2,189	2,555,428
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27	EUR	886	1,004,235
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25	EUR	1,502	1,645,366
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24		1,352	1,452,964
Sr. Unsec’d. Notes, EMTN
2.200%	04/01/24	EUR	123	141,492
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)		583	572,331
Jr. Sub. Notes, Series Q
5.500%(ff)	—(a)(rr)		801	841,050
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		267	270,586
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		1,028	1,074,360
IHS Markit Ltd.,
Sr. Unsec’d. Notes
3.625%	05/01/24		692	716,981
International Business Machines Corp.,
Sr. Unsec’d. Notes
0.375%	01/31/23	EUR	2,968	3,277,945
Sr. Unsec’d. Notes, EMTN
0.875%	01/31/25	EUR	1,308	1,484,121
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		361	400,735
James Hardie International Finance DAC,
Gtd. Notes
3.625%	10/01/26	EUR	374	431,285
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)		1,812	1,852,534
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25		425	444,857
Gtd. Notes, 144A
3.750%	04/01/30		1,923	1,940,956
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		84	85,709
3.600%	02/01/25		624	654,275
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,026	1,042,279

A6

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		537	$ 547,659
LKQ European Holdings BV,
Gtd. Notes
3.625%	04/01/26	EUR	102	116,472
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.550%	04/05/49(a)		940	1,081,881
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		96	163,384
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	1,175	1,295,709
1.125%	03/07/27	EUR	1,003	1,160,295
Gtd. Notes, EMTN
0.250%	07/02/25	EUR	680	746,517
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27(a)		1,434	1,610,095
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—(rr)		743	753,291
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	4,975	5,778,760
1.750%	03/11/24	EUR	2,030	2,361,086
Mylan NV,
Gtd. Notes
3.950%	06/15/26		2,833	2,927,376
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		552	953,884
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		1,465	1,538,250
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		1,358	1,368,163
3.200%	08/15/26		212	213,898
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	11/15/47		1,510	1,689,849
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	326,454
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		1,120	1,103,312
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		1,283	1,313,582
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27		6,077	6,525,429
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23		34	$ 35,564
4.750%	01/01/25(a)		461	477,829
4.875%	03/01/24		480	504,189
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		310	318,431
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,370	1,429,581
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		2,530	2,689,415
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48		945	1,098,659
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		717	735,821
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27(a)		215	220,398
4.375%	03/19/24		306	324,705
4.500%	07/23/25		1,870	1,995,640
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24(a)	EUR	820	909,203
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		403	414,083
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		1,238	1,329,302
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		625	650,000
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	03/01/26		713	773,096
4.350%	03/01/29		799	904,493
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	—(rr)		1,035	1,109,209
United Technologies Corp.,
Sr. Unsec’d. Notes
1.150%	05/18/24	EUR	454	515,253
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48		1,370	1,619,852
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		1,513	1,595,549
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24		699	744,454

A7

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR	185	$ 216,766
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)		1,498	1,541,067
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25		700	733,093
4.500%	11/15/23		218	233,291
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27	EUR	1,294	1,500,260
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		73	74,460
				137,696,374

Total Corporate Bonds (cost $319,329,597)				323,136,043
Residential Mortgage-Backed Securities — 4.2%
Bermuda — 1.1%
Bellemeade Re Ltd.,
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28		889	890,394
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.768%(c)	03/25/29		1,851	1,854,885
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	04/25/29		1,237	1,236,736
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.618%(c)	07/25/29		1,354	1,355,223
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.968%(c)	07/25/29		1,585	1,583,710
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.718%(c)	11/25/28		1,829	1,833,516
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.968%(c)	02/25/29		1,103	1,107,360
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.768%(c)	06/25/29		2,247	2,244,560
				12,106,384
United States — 3.1%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
4.318%(c)	08/25/31		981	985,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
4.168%(c)	09/25/31	634	$ 637,461
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
4.118%(c)	06/25/39	1,525	1,530,872
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	07/25/39	972	973,891
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
7.018%(c)	11/25/24	1,563	1,671,106
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.318%(c)	02/25/25	1,166	1,234,546
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
6.018%(c)	05/25/25	828	874,101
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
6.018%(c)	05/25/25	1,373	1,420,605
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.018%(c)	07/25/25	593	641,031
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.018%(c)	07/25/25	2,250	2,381,869
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
7.568%(c)	04/25/28	2,264	2,418,120
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
8.768%(c)	08/25/28	1,496	1,642,298
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
8.968%(c)	08/25/28	373	403,497
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
8.018%(c)	09/25/28	1,384	1,509,228
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300% (Cap N/A, Floor 0.000%)
7.318%(c)	10/25/28	254	274,837
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
7.918%(c)	10/25/28	1,340	1,445,603
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
6.268%(c)	01/25/29	721	761,505
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
6.468%(c)	01/25/29	1,789	1,883,238
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
6.368%(c)	05/25/29	569	599,899
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
5.668%(c)	09/25/29	754	792,901
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 0.000%)
4.618%(c)	12/25/27	151	151,843

A8

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
6.718%(c)	04/25/28	402	$ 443,556
Series 2015-HQA01, Class M2, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	03/25/28	209	209,383
Series 2015-HQA02, Class M2, 1 Month LIBOR + 2.800% (Cap N/A, Floor 0.000%)
4.818%(c)	05/25/28	399	401,722
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
6.818%(c)	05/25/28	498	536,760
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
5.045%(c)	07/25/28	257	258,243
Series 2016-DNA02, Class M3, 1 Month LIBOR + 4.650% (Cap N/A, Floor 0.000%)
6.668%(c)	10/25/28	654	701,283
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	12/25/28	137	136,935
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	232	232,779
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
8.368%(c)	09/25/28	695	772,392
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
5.468%(c)	10/25/29	1,797	1,896,063
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
4.068%(c)	07/25/49	282	283,408
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
6.268%(c)	11/25/24	490	518,185
Series 2015-CH01, Class M1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	10/25/25	2	2,018
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.140%(c)	03/27/24	1,494	1,493,525
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.890%(c)	05/27/23	1,642	1,648,042
			33,768,525

Total Residential Mortgage-Backed Securities (cost $45,110,730)			45,874,909
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 43.5%
Austria — 1.2%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	11,090	$ 13,034,290
Bahrain — 0.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		838	845,292
Belgium — 1.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 081, 144A
0.800%	06/22/27	EUR	3,279	3,909,874
Sr. Unsec’d. Notes, Series 087, 144A
0.900%	06/22/29	EUR	6,785	8,239,530
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	3,459	5,003,198
				17,152,602
Brazil — 0.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28(a)		308	327,253
Canada — 5.6%
Canadian Government Bond,
Bonds
2.250%	03/01/24	CAD	74,300	58,000,380
2.750%	12/01/48	CAD	559	541,342
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	200	155,137
Unsec’d. Notes
2.600%	06/02/25	CAD	464	363,544
Province of Quebec,
Unsec’d. Notes
2.750%	09/01/25	CAD	728	576,004
				59,636,407
Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
7.500%	05/06/21		701	732,893
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		1,300	1,405,638
				2,138,531
Egypt — 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
6.200%	03/01/24(a)		331	345,536
7.500%	01/31/27		1,485	1,593,978
				1,939,514
Finland — 0.6%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	5,069	5,974,754

A9

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
France — 2.1%
French Republic Government Bond OAT,
Bonds
1.250%	05/25/34	EUR	9,112	$ 11,749,470
Bonds, 144A
1.500%	05/25/50	EUR	4,460	6,168,172
1.750%	06/25/39	EUR	3,342	4,722,167
				22,639,809
Gabon — 0.1%
Gabon Government International Bond,
Bonds
6.375%	12/12/24		1,022	1,004,882
Germany — 4.1%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
2.500%	08/15/46	EUR	4,326	8,110,926
Bonds, Series 2007
4.250%	07/04/39	EUR	17,220	36,210,464
				44,321,390
Indonesia — 1.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	02/11/24		485	519,459
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		5,479	6,162,691
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	85,213,000	6,347,603
				13,029,753
Ireland — 0.6%
Ireland Government Bond,
Unsec’d. Notes
1.000%	05/15/26	EUR	5,758	6,813,880
Italy — 3.2%
Italy Buoni Poliennali Del Tesoro,
Bonds
1.350%	04/15/22	EUR	7,915	8,949,326
2.200%	06/01/27	EUR	6,455	7,886,263
Bonds, 144A
3.850%	09/01/49	EUR	5,840	9,184,320
Unsec’d. Notes, 144A
3.350%	03/01/35	EUR	5,988	8,314,262
				34,334,171
Ivory Coast — 0.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.375%	07/23/24		1,790	1,832,530
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	203	236,472
				2,069,002
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan — 8.0%
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes, Series 62
0.500%	03/20/49	JPY	768,250	$ 7,398,363
Sr. Unsec’d. Notes, Series 63
0.400%	06/20/49	JPY	125,750	1,178,125
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 150
1.400%	09/20/34	JPY	629,200	7,015,791
Sr. Unsec’d. Notes, Series 158
0.500%	09/20/36	JPY	1,506,450	14,865,544
Sr. Unsec’d. Notes, Series 159
0.600%	12/20/36	JPY	610,550	6,117,640
Sr. Unsec’d. Notes, Series 169
0.300%	06/20/39	JPY	844,750	7,968,893
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, Series 21
0.100%	03/10/26	JPY	2,634,548	25,230,744
Sr. Unsec’d. Notes, Series 23
0.100%	03/10/28	JPY	1,630,641	15,722,024
				85,497,124
Malaysia — 2.0%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Series 0114
4.181%	07/15/24	MYR	10,400	2,580,574
Sr. Unsec’d. Notes, Series 0119
3.906%	07/15/26	MYR	11,634	2,872,461
Sr. Unsec’d. Notes, Series 0217
4.059%	09/30/24	MYR	10,444	2,576,317
Sr. Unsec’d. Notes, Series 0218
3.757%	04/20/23	MYR	18,885	4,590,952
Sr. Unsec’d. Notes, Series 0219
3.885%	08/15/29	MYR	16,645	4,152,822
Sr. Unsec’d. Notes, Series 0313
3.480%	03/15/23	MYR	7,615	1,836,684
Sr. Unsec’d. Notes, Series 0316
3.900%	11/30/26	MYR	10,871	2,663,255
				21,273,065
Mexico — 1.0%
Mexican Bonos,
Bonds, Series M 20
7.500%	06/03/27	MXN	209,401	11,016,531
Nigeria — 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
5.625%	06/27/22		960	989,866
6.750%	01/28/21		920	952,200
				1,942,066
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
5.250%	01/20/20		100	100,796

A10

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar (cont’d.)
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,306	$ 1,381,095
				1,481,891
Russia — 1.1%
Russian Federal Bond - OFZ,
Bonds, Series 6212
7.050%	01/19/28	RUB	96,913	1,514,580
Bonds, Series 6215
7.000%	08/16/23	RUB	275,845	4,312,675
Bonds, Series 6222
7.100%	10/16/24	RUB	91,368	1,431,430
Bonds, Series 6227
7.400%	07/17/24	RUB	286,304	4,539,456
				11,798,141
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29		1,221	1,370,572
South Africa — 0.1%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	13,948	859,467
Sr. Unsec’d. Notes, Series 2048
8.750%	02/28/48	ZAR	13,119	766,191
				1,625,658
Spain — 3.2%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26	EUR	5,309	6,578,121
2.350%	07/30/33	EUR	10,978	15,046,676
2.900%	10/31/46	EUR	4,258	6,717,324
4.200%	01/31/37	EUR	3,314	5,757,425
				34,099,546
Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		447	456,953
7.850%	03/14/29		470	472,379
				929,332
Supranational Bank — 0.2%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
3.375%	04/03/37	EUR	1,445	2,467,253
Sweden — 0.9%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, Series 2410, MTN
1.000%	10/02/24	SEK	90,170	9,553,351
United Kingdom — 5.5%
United Kingdom Gilt,
Bonds
1.000%	04/22/24	GBP	10,740	13,633,749
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom (cont’d.)
1.500%	07/22/47	GBP	852	$ 1,181,247
1.625%	10/22/28	GBP	10,920	14,882,475
1.750%	09/07/37	GBP	20,910	29,466,106
				59,163,577

Total Sovereign Bonds (cost $451,747,263)				467,479,637
U.S. Government Agency Obligations — 6.8%
Federal Home Loan Mortgage Corp.
4.000%	12/01/48		7,624	8,053,449
4.500%	11/01/48		7,394	7,909,125
Federal National Mortgage Assoc.
3.500%	TBA(tt)		25,546	26,202,612
3.500%	02/01/48		4,204	4,339,560
3.500%	03/01/48		3,705	3,868,684
3.500%	03/01/48		3,788	3,915,448
3.500%	06/01/48		1,334	1,373,070
3.500%	06/01/48		1,631	1,680,759
3.500%	06/01/48		1,859	1,914,503
4.000%	08/01/48		3,463	3,653,438
4.000%	09/01/48		5,546	5,852,046
4.500%	09/01/48		3,845	4,082,967

Total U.S. Government Agency Obligations (cost $71,119,402)				72,845,661
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
3.000%	02/15/49		4,429	5,280,360
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		21,305	21,278,289
2.375%	01/15/25		2,107	2,343,730
U.S. Treasury Notes
1.375%	08/31/26		4,400	4,329,359

Total U.S. Treasury Obligations (cost $33,478,000)				33,231,738

Total Long-Term Investments (cost $996,086,912)				1,018,321,753

	Shares
Short-Term Investments — 11.5%
Affiliated Mutual Funds — 6.4%
PGIM Core Ultra Short Bond Fund(w)	5,397,575	5,397,575
PGIM Institutional Money Market Fund (cost $63,704,664; includes $63,676,650 of cash collateral for securities on loan)(b)(w)	63,697,102	63,703,472

Total Affiliated Mutual Funds (cost $69,102,239)		69,101,047

A11

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 5.1%
U.S. Treasury Bills
1.914%	10/29/19(a)	32,435	$ 32,387,888
1.989%	10/29/19(a)	21,935	21,903,139

Total U.S. Treasury Obligations (cost $54,287,993)			54,291,027

Total Short-Term Investments (cost $123,390,232)			123,392,074

TOTAL INVESTMENTS—106.3% (cost $1,119,477,144)			1,141,713,827

Liabilities in excess of other assets(z) — (6.3)%			(67,856,592)

Net Assets — 100.0%			$ 1,073,857,235

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,200,000 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,325,809; cash collateral of $63,676,650 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate quoted represents yield to maturity as of purchase date.
(rr)	Perpetual security with no stated maturity date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 25,546,000 is 2.4% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
716	5 Year U.S. Treasury Notes	Dec. 2019	$85,310,283	$ (65,585)
87	10 Year Canadian Government Bonds	Dec. 2019	9,364,230	(192,995)
17	10 Year Japanese Bond	Dec. 2019	24,373,087	(24,370)
108	20 Year U.S. Treasury Bonds	Dec. 2019	17,529,750	(271,977)
A12

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
420	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	$80,600,625	$(1,642,874)
				(2,197,801)
Short Positions:
46	5 Year Euro-Bobl	Dec. 2019	6,801,179	31,674
100	10 Year Euro-Bund	Dec. 2019	18,992,379	(7,215)
85	10 Year U.K. Gilt	Dec. 2019	14,029,657	(62,818)
578	10 Year U.S. Treasury Notes	Dec. 2019	75,320,625	447,298
10	10 Year U.S. Ultra Treasury Notes	Dec. 2019	1,424,062	8,594
102	30 Year Euro Buxl	Dec. 2019	24,180,541	393,755
44	Euro-OAT	Dec. 2019	8,167,693	88,242
				899,530
				$(1,298,271)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/19	Barclays Bank PLC	BRL	64,578	$ 15,445,567	$ 15,540,214	$ 94,647	$ —
Expiring 10/02/19	Royal Bank of Scotland PLC	BRL	64,578	15,507,135	15,540,214	33,079	—
Expiring 11/04/19	Royal Bank of Scotland PLC	BRL	64,578	15,396,956	15,503,400	106,444	—
British Pound,
Expiring 10/18/19	Citibank, N.A.	GBP	7,176	8,744,391	8,829,990	85,599	—
Expiring 10/18/19	Goldman Sachs & Co.	GBP	8,090	10,020,436	9,954,335	—	(66,101)
Colombian Peso,
Expiring 11/14/19	Citibank, N.A.	COP	19,041,595	5,658,300	5,460,209	—	(198,091)
Euro,
Expiring 10/10/19	Bank of America	EUR	1,222	1,377,579	1,333,471	—	(44,108)
Expiring 10/10/19	Bank of America	EUR	963	1,073,682	1,050,105	—	(23,577)
Expiring 10/10/19	BNP Paribas	EUR	3,526	3,863,605	3,846,124	—	(17,481)
Expiring 10/10/19	Citibank, N.A.	EUR	3,022	3,402,121	3,296,300	—	(105,821)
Expiring 10/10/19	Goldman Sachs & Co.	EUR	536	586,890	584,359	—	(2,531)
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	EUR	5,938	6,586,685	6,477,648	—	(109,037)
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	EUR	1,359	1,488,374	1,482,270	—	(6,104)
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	EUR	1,278	1,443,203	1,393,558	—	(49,645)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	216,556	243,578,283	236,218,787	—	(7,359,496)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	15,635	17,243,618	17,054,526	—	(189,092)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	13,392	15,073,347	14,608,309	—	(465,038)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	12,305	13,681,924	13,421,875	—	(260,049)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	10,822	12,190,854	11,804,362	—	(386,492)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	4,980	5,520,004	5,432,141	—	(87,863)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	4,056	4,602,379	4,424,517	—	(177,862)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	3,886	4,329,772	4,238,862	—	(90,910)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	3,162	3,498,077	3,449,066	—	(49,011)
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	2,457	2,718,954	2,680,340	—	(38,614)
Expiring 10/10/19	Standard Chartered PLC	EUR	2,618	2,934,076	2,855,787	—	(78,289)
Indian Rupee,
Expiring 10/24/19	Goldman Sachs & Co.	INR	1,232,846	17,763,356	17,350,553	—	(412,803)
Indonesian Rupiah,
Expiring 11/21/19	Goldman Sachs & Co.	IDR	60,000,000	4,143,647	4,203,579	59,932	—
Expiring 11/21/19	Goldman Sachs & Co.	IDR	3,115,277	215,411	218,255	2,844	—
A13

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 10/16/19	Goldman Sachs & Co.	ILS	45,385	$ 13,090,246	$ 13,067,237	$ —	$ (23,009)
Expiring 10/16/19	Goldman Sachs & Co.	ILS	13,087	3,763,319	3,768,004	4,685	—
Japanese Yen,
Expiring 11/21/19	Citibank, N.A.	JPY	713,584	6,651,440	6,622,305	—	(29,135)
Expiring 11/21/19	Citibank, N.A.	JPY	256,600	2,391,382	2,381,334	—	(10,048)
Mexican Peso,
Expiring 10/25/19	Credit Suisse International	MXN	103,558	5,103,454	5,224,641	121,187	—
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	MXN	222,470	11,380,004	11,223,908	—	(156,096)
Polish Zloty,
Expiring 10/11/19	Barclays Bank PLC	PLN	38,075	10,021,387	9,495,879	—	(525,508)
Expiring 10/11/19	Royal Bank of Scotland PLC	PLN	61,759	16,254,483	15,402,789	—	(851,694)
Russian Ruble,
Expiring 11/14/19	Bank of America	RUB	266,751	4,134,230	4,088,215	—	(46,015)
				$510,878,571	$499,527,468	508,417	(11,859,520)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/19	Barclays Bank PLC	BRL	64,578	$ 15,507,135	$ 15,540,214	$ —	$ (33,079)
Expiring 10/02/19	Royal Bank of Scotland PLC	BRL	64,578	15,427,117	15,540,213	—	(113,096)
British Pound,
Expiring 10/18/19	Goldman Sachs & Co.	GBP	27,049	33,183,926	33,284,168	—	(100,242)
Expiring 10/18/19	Goldman Sachs & Co.	GBP	1,855	2,264,624	2,282,790	—	(18,166)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	22,627	28,262,096	27,843,012	419,084	—
Expiring 10/18/19	Standard Chartered PLC	GBP	10,707	13,318,869	13,175,580	143,289	—
Canadian Dollar,
Expiring 11/22/19	Goldman Sachs & Co.	CAD	108,055	81,448,653	81,626,139	—	(177,486)
Chilean Peso,
Expiring 11/14/19	JPMorgan Chase Bank, N.A.	CLP	7,836,636	11,039,071	10,757,409	281,662	—
Euro,
Expiring 10/10/19	Bank of America	EUR	2,108	2,336,449	2,298,988	37,461	—
Expiring 10/10/19	Bank of America	EUR	485	545,954	529,176	16,778	—
Expiring 10/10/19	Bank of New York Mellon	EUR	2,989	3,304,944	3,259,956	44,988	—
Expiring 10/10/19	Bank of New York Mellon	EUR	659	737,443	718,545	18,898	—
Expiring 10/10/19	Bank of New York Mellon	EUR	571	634,985	622,612	12,373	—
Expiring 10/10/19	Bank of New York Mellon	EUR	399	441,235	435,179	6,056	—
Expiring 10/10/19	Bank of New York Mellon	EUR	382	422,185	416,293	5,892	—
Expiring 10/10/19	Bank of New York Mellon	EUR	316	348,318	345,015	3,303	—
Expiring 10/10/19	Bank of New York Mellon	EUR	235	259,940	256,726	3,214	—
Expiring 10/10/19	Barclays Bank PLC	EUR	3,528	4,003,360	3,848,831	154,529	—
Expiring 10/10/19	Barclays Bank PLC	EUR	3,006	3,315,737	3,278,710	37,027	—
Expiring 10/10/19	Citibank, N.A.	EUR	4,468	4,977,680	4,873,674	104,006	—
Expiring 10/10/19	Citibank, N.A.	EUR	3,698	4,145,206	4,033,310	111,896	—
Expiring 10/10/19	Credit Suisse International	EUR	8,445	9,515,822	9,211,587	304,235	—
Expiring 10/10/19	Goldman Sachs & Co.	EUR	1,519	1,702,169	1,656,728	45,441	—
Expiring 10/10/19	Goldman Sachs & Co.	EUR	1,420	1,564,685	1,549,245	15,440	—
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	EUR	14,744	16,537,489	16,083,166	454,323	—
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	EUR	767	847,903	836,369	11,534	—
Expiring 10/10/19	Morgan Stanley Capital Services LLC	EUR	14,265	16,169,192	15,560,362	608,830	—
Expiring 10/10/19	Morgan Stanley Capital Services LLC	EUR	3,934	4,428,645	4,290,855	137,790	—
A14

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/10/19	Royal Bank of Scotland PLC	EUR	518,603	$ 585,736,429	$ 565,690,233	$20,046,196	$ —
Expiring 10/10/19	Standard Chartered PLC	EUR	7,820	8,751,477	8,530,461	221,016	—
Expiring 10/10/19	Standard Chartered PLC	EUR	4,086	4,610,948	4,457,146	153,802	—
Expiring 10/10/19	UBS AG	EUR	674	754,468	735,295	19,173	—
Indian Rupee,
Expiring 10/24/19	Goldman Sachs & Co.	INR	1,215,930	16,887,919	17,112,484	—	(224,565)
Indonesian Rupiah,
Expiring 11/21/19	Goldman Sachs & Co.	IDR	157,394,726	11,062,323	11,027,021	35,302	—
Israeli Shekel,
Expiring 10/16/19	Goldman Sachs & Co.	ILS	58,202	16,459,449	16,757,411	—	(297,962)
Japanese Yen,
Expiring 11/21/19	Citibank, N.A.	JPY	7,243,175	67,741,653	67,219,175	522,478	—
Malaysian Ringgit,
Expiring 02/13/20	Barclays Bank PLC	MYR	12,024	2,865,489	2,865,273	216	—
Expiring 02/13/20	Goldman Sachs & Co.	MYR	72,465	17,209,704	17,268,693	—	(58,989)
Expiring 02/13/20	Morgan Stanley Capital Services LLC	MYR	11,520	2,744,700	2,745,157	—	(457)
Mexican Peso,
Expiring 10/25/19	Goldman Sachs & Co.	MXN	538,639	26,783,203	27,175,011	—	(391,808)
New Zealand Dollar,
Expiring 11/07/19	Royal Bank of Scotland PLC	NZD	16,635	10,604,183	10,426,438	177,745	—
Polish Zloty,
Expiring 10/11/19	Barclays Bank PLC	PLN	20,967	5,285,122	5,229,310	55,812	—
Expiring 10/11/19	Royal Bank of Scotland PLC	PLN	65,535	17,272,178	16,344,523	927,655	—
Expiring 10/11/19	Royal Bank of Scotland PLC	PLN	13,348	3,467,051	3,329,075	137,976	—
Russian Ruble,
Expiring 11/14/19	Bank of America	RUB	592,913	9,140,018	9,086,965	53,053	—
Singapore Dollar,
Expiring 10/31/19	JPMorgan Chase Bank, N.A.	SGD	14,904	10,845,527	10,787,394	58,133	—
South African Rand,
Expiring 11/21/19	HSBC Bank USA	ZAR	16,603	1,121,697	1,088,833	32,864	—
Swedish Krona,
Expiring 01/08/20	Goldman Sachs & Co.	SEK	226,944	23,610,518	23,215,760	394,758	—
				$1,119,644,888	$1,095,246,510	25,814,228	(1,415,850)
						$26,322,645	$(13,275,370)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	15,511	$ (698,602)	$(1,117,558)	$(418,956)
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	15,668	(1,042,705)	(1,067,993)	(25,288)
iTraxx Australia Series 32.V1	12/20/24	1.000%(Q)	27,200	(464,562)	(451,819)	12,743
				$(2,205,869)	$(2,637,370)	$(431,501)

A15

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	15,511	3.293%	$1,098,357	$1,117,559	$19,202
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	26,990	0.602%	527,545	539,210	11,665
					$1,625,902	$1,656,769	$30,867

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	5,879	*	$ (494,549)	$ (363,598)	$(130,951)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	5,151	*	(433,308)	(386,626)	(46,682)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	2,633	*	(221,491)	(163,295)	(58,196)	Credit Suisse International
CMBX.BBB	05/11/63	3.000%(M)	574	*	(48,285)	(45,935)	(2,350)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	10,750	*	27,118	33,174	(6,056)	Goldman Sachs International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(504,726)	(80,225)	(424,501)	Morgan Stanley Capital Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(159,493)	(121,747)	(37,746)	Credit Suisse International
					$(1,834,734)	$(1,128,252)	$(706,482)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the
A16

AST AB GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	$ —	$ 186,063	$ 186,063
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(1)(S)	122	(174,461)	(174,583)
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP LIBOR(2)(S)	34,117	174,461	140,344
	21,246	05/24/21	2.288%(S)	3 Month LIBOR(1)(Q)	—	(335,143)	(335,143)
	44,460	09/11/23	2.883%(S)	3 Month LIBOR(2)(Q)	—	2,335,536	2,335,536
	8,712	05/24/24	2.200%(S)	3 Month LIBOR(1)(Q)	—	(319,404)	(319,404)
	20,118	09/10/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(5,972,760)	(5,972,760)
					$34,239	$(4,105,708)	$(4,139,947)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17